Assets held for sale - Additional Information (Detail) - Avon [member] - Properties	3 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Number of properties reclassified from held for sale to property, plant and equipment		2
Number of properties sold	2